Vessels, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Jun. 19, 2014
Debt Instrument [Line Items]
Scrap value per light weight ton	0.685	0.717
Percentage for estimation of vessel residual value		12.00%
Change in accounting estimate financial effect			38
New $340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 340,000